Total revenues and other income - Explanation of other income changes - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Total Revenues And Other Income [Abstract]
Grant income	€ 1,045	€ 2,329	€ 3,095
Other income	27,785	19,764	17,922
Total other income	€ 28,830	€ 22,093	€ 21,017